SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 101,619	$ 202,058	$ 816,533	$ 873,740
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			668,340	672,178
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 148,193	$ 201,562